                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-3375
                   (Investment Company Act File Number)

                           Federated GNMA Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 1/31/04

            Date of Reporting Period: Six months ended 7/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated GNMA Trust

SEMI-ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.56	$11.34	$11.28	$10.61	$11.38	$11.38
Income From Investment Operations:
Net investment income	0.26	0.62	0.68	0.72	0.69	0.70
Net realized and unrealized gain (loss) on investments	(0.39)	0.22	0.06	0.67	(0.77)	--

TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.84	0.74	1.39	(0.08)	0.70

Less Distributions:
Distributions from net investment income	(0.26)	(0.62)	(0.68)	(0.72)	(0.69)	(0.70)

Net Asset Value, End of Period	$11.17	$11.56	$11.34	$11.28	$10.61	$11.38

Total Return[1]	(1.15)%	7.60%	6.76%	13.53%	(0.73)%	6.30%

Ratios to Average Net Assets:

Expenses	0.63%[2]	0.63%	0.62%	0.64%	0.63%	0.61%

Net investment income	4.59%[2]	5.42%	6.03%	6.60%	6.26%	6.13%

Expense waiver/reimbursement[3]	0.16%[2]	0.16%	0.16%	0.16%	0.16%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$875,198	$898,881	$793,286	$761,629	$830,719	$991,334

Portfolio turnover	41%	55%	46%	54%	90%	104%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.56	$11.34	$11.28	$10.61	$11.38	$11.38
Income From Investment Operations:
Net investment income	0.26	0.59	0.65	0.70	0.67	0.68
Net realized and unrealized gain (loss) on investments	(0.40)	0.23	0.07	0.67	(0.77)	--

TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.82	0.72	1.37	(0.10)	0.68

Less Distributions:
Distributions from net investment income	(0.25)	(0.60)	(0.66)	(0.70)	(0.67)	(0.68)

Net Asset Value, End of Period	$11.17	$11.56	$11.34	$11.28	$10.61	$11.38

Total Return[1]	(1.23)%	7.43%	6.59%	13.35%	(0.89)%	6.11%

Ratios to Average Net Assets:

Expenses	0.79%[2]	0.79%	0.78%	0.80%	0.79%	0.77%

Net investment income	4.43%[2]	5.26%	5.86%	6.43%	6.10%	5.97%

Expense waiver/reimbursement[3]	0.25%[2]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,079	$101,057	$72,815	$58,873	$58,438	$64,155

Portfolio turnover	41%	55%	46%	54%	90%	104%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003 (unaudited)

Principal Amount			Value
		LONG-TERM GOVERNMENT OBLIGATIONS--98.2%
		Government National Mortgage Association--98.2%[1]
$42,949,899	[2]	5.000%, 1/15/2018 -- 9/15/2033	$41,408,993
142,946,343	[2]	5.500%, 1/15/2018 - 9/15/2033	141,983,432
229,994,545	[2]	6.000%, 9/15/2008 - 9/15/2033	234,387,651
258,343,891		6.500%, 5/15/2017 - 7/15/2033	268,152,045
153,152,092		7.000%, 6/15/2027 - 1/15/2033	160,922,353
57,136,125		7.500%, 5/15/2005 - 9/15/2032	60,657,030
22,896,485		8.000%, 11/15/2027 - 8/15/2032	24,694,639
1,601,661		8.500%, 10/15/2029 - 4/15/2030	1,730,609

		TOTAL LONG-TERM GOVERNMENT OBLIGATIONS (IDENTIFIED COST $927,073,869)	933,936,752

		REPURCHASE AGREEMENTS--21.0%
22,548,000		Interest in $685,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.140%, dated 7/31/2003, to be repurchased at $22,548,714 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2033	22,548,000
177,000,000	[3,4]	Interest in $230,000,000 joint repurchase agreement with UBS Warburg LLC, 1.030%, dated 7/22/2003, to be repurchased at $177,146,861 on 8/20/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	177,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	199,548,000

		TOTAL INVESTMENTS--119.2% (IDENTIFIED COST $1,126,621,869)[5]	1,133,484,752

		OTHER ASSETS AND LIABILITIES - NET--(19.2)%	(182,207,992)

		TOTAL NET ASSETS--100%	$951,276,760

1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 All or a portion of these securities are subject to dollar roll transactions.

3 Securities held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $1,126,621,869.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003 (unaudited)

Assets:
Investments in securities	$933,936,752
Investments in repurchase agreements	199,548,000

Total investments in securities, at value (identified cost $1,126,621,869)		$1,133,484,752
Income receivable		4,008,482
Receivable for shares sold		453,934
Prepaid Expense		10,484

TOTAL ASSETS		1,137,957,652

Liabilities:
Payable for shares redeemed	1,758,945
Income distribution payable	1,721,834
Payable to Bank	1,219,721
Payable for dollar roll transactions	181,883,000
Payable for portfolio accounting fees (Note 5)	11,703
Payable for shareholder services fee (Note 5)	85,689

TOTAL LIABILITIES		186,680,892

Net assets for 85,177,640 shares outstanding		$951,276,760

Net Assets Consist of:
Paid in capital		$982,269,874
Net unrealized appreciation of investments		6,862,883
Accumulated net realized loss on investments		(37,945,154)
Undistributed net investment income		89,157

TOTAL NET ASSETS		$951,276,760

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$875,197,705 ÷ 78,365,435 shares outstanding		$11.17

Institutional Service Shares:
$76,079,055 ÷ 6,812,205 shares outstanding		$11.17

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2003 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $2,837,492)			$25,301,709

Expenses:
Investment adviser fee (Note 5)		$1,937,707
Administrative personnel and services fee (Note 5)		364,289
Custodian fees		38,930
Transfer and dividend disbursing agent fees and expenses (Note 5)		120,351
Directors'/Trustees' fees		8,349
Auditing fees		8,472
Legal fees		2,294
Portfolio accounting fees (Note 5)		76,346
Distribution services fee--Institutional Service Shares (Note 5)		108,441
Shareholder services fee--Institutional Shares (Note 5)		1,102,625
Shareholder services fee--Institutional Service Shares (Note 5)		108,441
Share registration costs		25,510
Printing and postage		21,132
Insurance premiums		1,532
Miscellaneous		9,689

TOTAL EXPENSES		3,934,108

Waivers (Note 5):
Waiver of distribution services fee--Institutional Service Shares	$(108,441)
Waiver of shareholder services fee--Institutional Shares	(705,680)

TOTAL WAIVERS		(814,121)

Net expenses			3,119,987

Net investment income			22,181,722

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			895,290
Net change in unrealized appreciation of investments			(34,063,776)

Net realized and unrealized loss on investments			(33,168,486)

Change in net assets resulting from operations			$(10,986,764)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2003	Year Ended 1/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,181,722	$52,156,976
Net realized gain on investments	895,290	1,406,663
Net change in unrealized appreciation/depreciation of investments	(34,063,776)	17,294,370

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,986,764)	70,858,009

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(20,208,938)	(47,392,958)
Institutional Service Shares	(1,923,596)	(4,752,389)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,132,534)	(52,145,347)

Share Transactions:
Proceeds from sale of shares	175,975,013	489,896,193
Net asset value of shares issued to shareholders in payment of distributions declared	10,894,684	26,240,866
Cost of shares redeemed	(202,412,208)	(401,012,520)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,542,511)	115,124,539

Change in net assets	(48,661,809)	133,837,201

Net Assets:
Beginning of period	999,938,569	866,101,368

End of period (including undistributed net investment income of $89,157 and $39,969, respectively)	$951,276,760	$999,938,569

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Six Months Ended July 31, 2003

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Net decrease in net assets resulting from operations	$(10,986,764)

Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(1,618,922,202)
Paydown on investment securities	240,288,431
Realized loss on paydowns	1,618,501
Proceeds from sale of investment securities	1,383,402,794
Net sales of short-term investment securities	25,021,000
Decrease in income receivable	194,359
Decrease in accrued expenses	(17,307)
Net realized gain on investments	(895,290)
Net unrealized depreciation on investments	34,063,776

NET CASH PROVIDED BY OPERATING ACTIVITIES	53,767,298

Cash Flows from Financing Activities:
Cash paid for dollar roll transactions, net	(18,857,841)
Proceeds from sale of shares	177,204,895
Cash distributions paid	(11,505,867)
Payment for shares redeemed	(201,828,219)

NET CASH USED IN FINANCING ACTIVITIES	(54,987,032)

NET DECREASE IN CASH	(1,219,734)

Cash:
Beginning of the period	13

End of the period	$(1,219,721)

Supplemental disclosure of cash flow information: Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $10,894,684.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003 (unaudited)

1. ORGANIZATION

Federated GNMA Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The Fund's investment objective is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payments of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage backed securities issued by GNMA, in which the Fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended July 31, 2003 was as follows:

Maximum amount outstanding during the period	$228,565,528

Average amount outstanding during the period[1]	$204,810,003

Average monthly shares outstanding during the period	85,076,062

Average debt per share outstanding during the period	2.41

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended July 31, 2003.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 7/31/2003		Year Ended 1/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,680,757	$156,995,625	33,030,869	$377,570,829
Shares issued to shareholders in payment of distributions declared	813,952	9,314,852	1,958,270	22,469,007
Shares redeemed	(13,920,003)	(159,609,619)	(27,160,740)	(311,601,543)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	574,706	$6,700,858	7,828,399	$88,438,293

	Six Months Ended 7/31/2003		Year Ended 1/31/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,650,275	$18,979,388	9,802,829	$112,325,364
Shares issued to shareholders in payment of distributions declared	137,883	1,579,832	328,683	3,771,859
Shares redeemed	(3,721,690)	(42,802,589)	(7,807,608)	(89,410,977)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,933,532)	$(22,243,369)	2,323,904	$26,686,246

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,358,826)	$(15,542,511)	10,152,303	$115,124,539

4. FEDERAL TAX INFORMATION

At July 31, 2003, the cost of investments for federal tax purposes was $1,126,621,869. The net unrealized appreciation of investments for federal tax purposes was $6,862,883. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,670,313 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,807,430.

At January 31, 2003, the Fund had a capital loss carryforward of $38,822,038 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$21,821,623

2009	$ 9,358,296

2010	$ 7,642,119

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated GNMA Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314184102
Cusip 314184201

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8083002 (9/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated GNMA Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        September 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        September 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        September 23, 2003